Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000135478
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000051262
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Developed Markets ETF Shares Net Asset Value
Average Annual Return, Percent	35.17%	9.21%	8.75%
C000012140
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000012141
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000135477
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Without Sales Load [Member] | C000135478
Average Annual Return [Line Items]
Average Annual Return, Percent	34.96%	9.01%	8.61%
Without Sales Load [Member] | C000051262
Average Annual Return [Line Items]
Average Annual Return, Percent	35.15%	9.14%	8.74%
Without Sales Load [Member] | C000012140
Average Annual Return [Line Items]
Average Annual Return, Percent	35.17%	9.11%	8.71%
Without Sales Load [Member] | C000012141
Average Annual Return [Line Items]
Average Annual Return, Percent	35.16%	9.13%	8.73%
Without Sales Load [Member] | C000135477
Average Annual Return [Line Items]
Average Annual Return, Percent	35.15%	9.15%	8.75%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	31.95%	8.04%	8.56%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	31.95%	8.04%	8.56%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	31.95%	8.04%	8.56%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	31.95%	8.04%	8.56%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	31.95%	8.04%	8.56%
NACC2 Index: Spliced Developed ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Developed ex US Index
Average Annual Return, Percent	34.86%	9.14%	8.66%
NACC2 Index: Spliced Developed ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Developed ex US Index
Average Annual Return, Percent	34.86%	9.14%	8.66%
NACC2 Index: Spliced Developed ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Developed ex US Index
Average Annual Return, Percent	34.86%	9.14%	8.66%
NACC2 Index: Spliced Developed ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Developed ex US Index
Average Annual Return, Percent	34.86%	9.14%	8.66%
NACC2 Index: Spliced Developed ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Developed ex US Index
Average Annual Return, Percent	34.86%	9.14%	8.66%